Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 13, 2024
Entity Registrant Name	dei_EntityRegistrantName	NEW YORK LIFE INVESTMENTS ACTIVE ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001426439
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 14, 2025
Prospectus Date	rr_ProspectusDate	Aug. 28, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NEW YORK LIFE INVESTMENTS ACTIVE ETF TRUST
(the “Trust”)

NYLI MACKAY ESG HIGH INCOME ETF
(the “Fund”)

Supplement dated December 13, 2024 (“Supplement”) to the
Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”)
each dated August 28, 2024, as amended

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE AND FUND NAME

On December 12, 2024, the Trust’s Board of Trustees approved the changes described below to the Fund’s name, investment objective, principal investment strategies, principal risks and related disclosure to remove the Fund’s environmental, social, and corporate governance (ESG) investing criteria. These changes will take effect upon the effectiveness of an amendment to the Fund’s registration statement evidencing such changes, which is anticipated to become effective on or about February 14, 2025 (the “Effective Date”).

On the Effective Date, it is anticipated that the following changes will take effect:

1.	The Fund’s name will change from the “NYLI MacKay ESG High Income ETF” to the “NYLI MacKay High Income ETF”.

2.	The Fund’s investment objective will be replaced in its entirety with the following:

NYLI MacKay High Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NYLI MacKay High Income ETF (the “Fund”) seeks to maximize current income.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
3.	The second and third paragraphs of the “Principal Investment Strategies” section of the Prospectus will be deleted in their entirety.

4.	The sub-section entitled “Investment Process” of the “Principal Investment Strategies” section of the Prospectus will be replaced in its entirety with the following:

Investment Process: The Subadvisor utilizes a top-down and bottom-up approach in its investment decision-making process. The top-down element of the investment process incorporates an analysis of the important economic underpinnings of the market’s risk cycle. The investment team believes that monetary policy, as dictated by central bank actions, is a significant contributor to credit creation and an important driver of the inflection points in the market cycle.

The bottom-up component of the investment team’s investment process feeds into its macro analysis to help identify significant changes in financial market conditions, real economic developments and areas of credit excess. Credits are run through a multi-factor analysis of financial and non-financial risk characteristics seeking to gain a complete picture of the credit profile of an issuer prior to investment. This multi-factor analysis combined with in-depth fundamental analysis leads the investment team to select credits of companies with improving business prospects while avoiding those with excess leverage and subordination.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, changes in the condition and outlook.

Risk [Text Block]	rr_RiskTextBlock
5.	The “Investment Style Risk” and “ESG Investing Style Risk” of the “Principal Risks” and “Additional Information About Risks” sections of the Prospectus will be deleted in their entirety.

6.	The second and third to last sentences of the “Portfolio Management Risk” of the “Principal Risks” and “Additional Information About Risks” sections of the Prospectus will be deleted in their entirety.